GROUP STRUCTURE	12 Months Ended
Dec. 31, 2023
Group Structure
GROUP STRUCTURE

NOTE 5: GROUP STRUCTURE

5.1 Corporate reorganization

On November 6 and 11, 2023, the Boards of Directors of CISA, the Company and GASA, respectively, resolved to instruct their respective managements to analyze a reorganization process under the terms of Section 82 and subsequent sections of the LGS and tax neutrality under Sections 80 and subsequent articles of the Income Tax Law (as amended in 2019), and, if appropriate, draw up the preparatory documentation for the spin-off of CISA’s equity and the subsequent merger through absorption of a part of its spun-off equity with Pampa and the other part of its spun-off equity with GASA.

The above-mentioned process, which reorganization effective date is scheduled for January 1, 2024, will derive benefits for the involved companies and for the entire economic group, since it will allow for improved resource efficiency in financial information management and reduced costs for legal and tax advisory fees.

5.2 Acquisition and sale of equity interests

5.2.1 Sale of equity interests of controlling stake in Edenor

On December 28, 2020, the Company entered into with Empresa de Energía del Cono Sur S.A. and Integra Capital S.A., Daniel Eduardo Vila, Mauricio Filiberti and José Luis Manzano (the “Purchaser”) a share purchase agreement whereby it agreed to sell its controlling interest in Edenor through the transfer of all Class A shares representing 51% of the capital stock and voting rights of said company (the “Transaction”). On February 17, 2021, Pampa’s shareholders meeting was held and the Transaction was approved.

On June 24, 2021, the ENRE approved the Transaction through Resolution No. 207/21, whereas, after meeting the precedent conditions, the transaction closing took place on June 30, 2021, with the transfer of shares and the change of controlling shareholder.

The agreed sales price consisted of: 21,876,856 Class B shares of Edenor, representing 2.41% of Edenor’s capital stock and voting rights, transferred upon the execution of the share purchase agreement; and US$ 95 million in cash, which was paid in 3 installments: (i) US$ 5 million upon the execution of the share purchase agreement; (ii) US$ 50 million on the closing date; and US$ 40 million, plus interest at a 10% fixed nominal annual rate (payable quarterly), between June and July 2022.

The results corresponding to the Distribution of energy segment prior to the closing of the transaction were disclosed under “Discontinued operations” of the Consolidated Statement of Comprehensive Income in the fiscal year ended December 31, 2021.

The statement of comprehensive income associated with the discontinued operations is disclosed below:

Distribution of energy
12.31.2021
Revenue	493
Cost of sales	(398)
Gross profit	95

Selling expenses	(36)
Administrative expenses	(26)
Other operating income	21
Other operating expenses	(18)
Reversal of property, plant and equipment impairment	16
Impairment of financial assets	(11)
Operating income	41

Gain on monetary position, net	120
Financial costs	(106)
Other financial results	8
Financial results, net	22
Profit before income tax	63

Income tax	(138)
Loss of the year from discontinued operations	(75)

Other comprehensive income
Items that will not be reclassified to profit or loss
Exchange differences on translation	34
Items that may be reclassified to profit or loss
Exchange differences on translation (1)	30
Other comprehensive income of the year from discontinued operations	64

Total comprehensive loss of the year from discontinued operations	(11)

Total loss of the year from discontinued operations attributable to:
Owners of the company	(39)
Non - controlling interest	(36)
(75)

Total comprehensive loss of the year from discontinued operations attributable to:
Owners of the company	(9)
Non - controlling interest	(2)
(11)

(1)	Corresponds to the reclassification adjustment for exchange differences losses included in profit or loss on Edenor disposal. No exchange differences losses on translation were reconized during 2021.

The consolidated statement of cash flows related to discontinued operations as of December 21, 2021 is presented below:

Distribution of energy
12.31.2021

Net cash generated by operating activities	116
Net cash used in investing activities	(166)
Net cash used in financing activities	(7)

Decrease in cash and cash equivalents from discontinued operations	(57)

Cash and cash equivalents at the beginning of the year	52
Effect of devaluation and inflation on cash and cash equivalents	5
Decrease in cash and cash equivalents	(57)
Cash and cash equivalents at the end of the year	-

5.2.2 Sale of equity interests in Refinor

On September 15, 2022, the Company entered into an agreement with Hidrocarburos del Norte S.A. for the sale of its Class A shares representing 28.5% of Refinor’s capital stock for a price of US$ 5.7 million, subject to the fulfillment of certain precedent conditions.

As of September 30, 2022, in accordance with IFRS 5 and since the transaction price was below the carrying amount, the Company recognised impairment losses, before taxes, for US$ 11 million, which are disclosed under “Share of profit from associates and joint ventures”.

On October 14, 2022, once conditions precedent had been met, the Company transferred the above-mentioned shares. Later, the parties entered into an amendment to the agreement stipulating the payment of the price balance as follows: (i) US$ 1.4 million on the amendment’s effective date, that is, December 22, 2023; and (ii) US$ 2.6 million in 4 consecutive semi-annual installments of US$ 0.65 million, the first one payable 6 months as from the amendment’s effective date.

As of the date of issuance of these Consolidated Financial Statements, the Company has collected US$ 3.1 million, and the amount of US$ 2.6 million is pending collection, to be financed over two years at an annual 8% nominal fixed interest rate in accordance with the terms of the amendment.

5.2.3 Acquisition of an additional 50% interest in Greenwind

On August 12, 2022, Vientos Solutions L.L.C., Rio River Capital L.L.C and the Group entered into a share acquisition agreement whereby it acquired, for the amount of US$ 20.5 million, the whole equity interest in VS SLU, a Spanish company which main asset is its 50% interest in Greenwind’s capital stock.

On the acquisition date, the Company recorded profits of US$ 23.3 million to reflect the fair value of the 50% stake in Greenwind prior to the aforementioned acquisition, as this transaction is a business combination achieved in stages.

The following table details the fair value of the consideration transferred and the fair values of the assets acquired and the liabilities assumed as of August 12, 2022:

In millions of US$
Consideration transferred	(20.5)
Fair value of the previous interest in Greenwind	(20.4)
Total	(40.9)
Property, plant and equipment (1)	127.7
Intangible assets - Customer contract (2)	31.6
Financial assets at fair value	24.4
Trade receivables (3)	6.3
Other assets	0.1
Cash and cash equivalents	3.1
Borrowings	(89.3)
Deferred tax liabilities	(54.3)
Income tax liabilities	(4.4)
Trade and other payables	(2.0)
Provisions	(1.4)
Tax liabilities	(0.9)
Total acquisition price allocation (4)	40.9

(1)	Mario Cebreiro Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
(2)	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
(3)	For acquired trade receivables, contractual value does not differ from fair value.
(4)	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.

Expenses related to the acquisition transaction were non-significant, and were recognised as expenses in fiscal year result.

The acquisition contributed to the Group revenues from sales for US$ 11.3 million and net earnings for US$ 3.5 million for the August 12 - December 31, 2022 period.

If the acquisition had taken place on January 1, 2022, the consolidated revenues from sales and the results for the period as of December 31, 2022 would have been US$ 1,844 million and US$ 459 million, respectively. The pro forma information was calculated based on the Company and Greenwind’s results.

The Company paid US$ 20.5 million for the acquisition of the additional equity interest which, net of the cash and cash equivalents balance of US$ 3.1 million, results in a net cash flow of US$ 17.4 million, which is disclosed in the consolidated statement of cash flows in the item “Payment for the acquisition of subsidiaries and associates” under investment activities.

5.2.4 Acquisition of Autotrol Renovables S.A.

On September 30, 2022, the Company acquired 100% of the capital stock of Autotrol Renovables S.A., an entity holder of the “Wayra I Wind Farm” project (registered with the National Renewable Energy Projects Registry, “RENPER”) for a price of US$ 50 thousand.

5.2.5 Acquisition of VAR

On December 12, 2022, Parque Eólico Arauco S.A.P.E.M. (“PEA”) and the Company executed an agreement to acquire 100% of VAR’s capital stock. This company is exclusively engaged in electric power generation in the domestic market through the operation of Arauco II Wind Farm, with a 99.75 MW capacity, at a price of US$ 171 million, including the takeover of a US$ 46 million interest liability recorded in VAR and payable by PEA in 12 consecutive monthly installments as from transaction closing.

On December 16, 2022, as the conditions precedent had been met, PEA transferred VAR’s shares, and the Company paid US$ 128.1 million, an amount that considers the working capital adjustment estimated on that date. Lastly, in 2023, the final adjustment amounted to US$ 1.8 million in favor of the Company.

The following table details the fair value of the consideration transferred, and the fair values of the assets acquired and liabilities assumed as of, December 16, 2022:

In millions of US$
Consideration transferred	(128.1)
Estimated price adjustment	6.7
Total	(121.4)
Property, plant and equipment (1)	167.7
Intangible assets - Customer contract (2)	62.3
Trade receivables (3)	4.9
Other receivables	1.2
Deferred tax liability	(60.2)
Income tax liability	(5.0)
Trade and other payables	(3.3)
Other payables	(46.0)
Tax liabilities	(0.2)
Total acquisition price allocation (4)	121.4

(1)	Arauco Wind Farm’s fair value was assessed using the “cost-based approach,” which consists of the farm’s replacement cost new, adjusted by its loss of value resulting from physical deterioration and functional and economic obsolescence.
(2)	The fair value of this intangible asset regarding the identified business transactions has been determined through the application of the “income-based approach” and the “multi-period excess earnings” method. Key assumptions used considered: i) projected generation level; and ii) discount rate. The useful life was assessed based on the remaining years of the contract.
(3)	For acquired trade receivables, contractual value does not differ from fair value.
(4)	No differences in the acquired assets’ accounting valuation were identified, except for the values detailed under Property, plant and equipment and Intangible assets.

Expenses related to the acquisition transaction were non-significant and they were recognised as expenses in fiscal year result.

If the acquisition had taken place on January 1, 2022, the consolidated revenues from sales and the results for the period as of December 31, 2022 would have been US$ 1,858 million and US$ 448 million, respectively. The pro forma information was calculated based on the Company and VAR’s results.

The Company paid US$ 93.2 million for the acquisition of the equity interest, which is disclosed in the consolidated statement of cash flows in the item “Payment for the acquisition of subsidiaries and associates” under investment activities. In addition, the Company made a partial payment by delivering public securities for US$ 34.9 million which is disclosed in the consolidated statement of cash flows in the item “significant non-cash transactions” (see Note 14.3).

5.2.6 Acquisition of additional interest in Rincón de Aranda and divestment in Greenwind

On June 23, 2023, the Company reached an agreement with Total Austral S.A. (Argentine branch) to acquire the additional 45% interest in the Rincón de Aranda block, achieving a 100% interest in the block. As part of the agreement, on the transaction's closing date Pampa transfered 100% of its equity interest in Greenwind, which only asset is the Mario Cebreiro Wind Farm.

Rincón de Aranda is a 240 km2 exploration block located in the oil window of the Vaca Muerta formation, in the Province of Neuquén. It currently has a shut-in production well and an uncompleted well, both drilled in 2019; although the block is not currently in production, its proximity to important productive blocks in the Vaca Muerta formation makes it highly promising from a technical standpoint.

On August 16, 2023, after meeting the conditions precedent, including, among others, the assignment approval and the granting of a CENCH over the area to the Company, the transaction was closed.

On its part, Mario Cebreiro Wind Farm, inaugurated in 2018 with a 100 MW capacity and located in Bahía Blanca, Province of Buenos Aires, was the Company's first wind power project, awarded under the Renovar 1 program; it is worth highlighting that, despite the wind farm’s assignment, the Company remains committed to renewable energy, which is essential to keep its position as a leading provider of efficient energy, and has started the construction of PEPE VI (see Note 17).

Lastly, with the acquisition of the additional interest in Rincón de Aranda, the Company diversifies its presence in the energy sector with a shale oil block having great production potential and reinforces its commitment to the development of unconventional reserves in Vaca Muerta.

On the closing date, the Company recorded profits of US$ 6.6 million to reflect the fair value of the previously held 55% interest in the Rincón de Aranda block, as well as profits of US$ 0.2 million to reflect the result of the asset swaps.

The fair value of Rincon de Aranda area was based on present value of future net cash flows prepared based on estimates on the future behavior of certain key assumptions, including the following: (i) reference prices for products; (ii) demand projections per type of product; (iii) costs evolution; (iv) macroeconomic variables such as inflation and exchange rates; and (v) the discount rate.

The following table details the value of the transferred consideration and the fair value of assets acquired and liabilities assumed as of August 16, 2023:

In millions of US$
Assignment of Greenwind's interest net of assumed liabilities (1)	(54.0)
Fair value of Rincón de Aranda's previous interest	(31.6)
Total	(85.6)
Property, plant and equipment (2)	57.0
Inventories (3)	0.9
Tax credits (4)	1.0
Cash and cash equivalents (5)	29.2
Deferred tax liability	(2.3)
Fair value	85.8
Profit	0.2

(1)	The following table details the book value of Greenwind´s interest:

In millions of US$
Property, plant and equipment	121.1
Intangible assets	29.5
Financial assets at fair value through profit and loss	10.9
Trade and other receivables	10.1
Cash and cash equivalents	16.7
Borrowings	(79.7)
Deferred tax liability	(48.3)
Income tax liability	(3.6)
Trade and other payables	(1.1)
Provisions	(0.8)
Tax charges	(0.8)
Assignment of Greenwind's interest net of assumed liabilities	54.0
Provisions assumed by Pampa	(4.2)
Book value of Greenwind´s interest	49.8

The contingency provisions assumed by Pampa correspond to the additional income tax that should have been determined in Greenwind for the fiscal year 2022 without considering the tax loss update regarding the contractual indemnity granted to Total Austral S.A. (Argentine Branch).

(2)	The well’s fair value was assessed using the “cost-based approach”, which consists of its replacement cost new adjusted by its loss of value resulting from physical deterioration, and functional and economic obsolescence. The fair value of the mining property was assessed using the “income-based approach”, considering the development plan contemplated in the concession contract's term.
(3)	The fair value of spare parts was assessed using the “cost-based approach”, which consists of the item’s replacement cost new adjusted by its loss of value resulting from physical deterioration, and functional and economic obsolescence.
(4)	The contractual value of tax credits does not differ from its fair value.
(5)	Corresponding to the price adjustment paid by Total Austral S.A. (Argentine branch).

As a result of the asset swap, the Company received in cash and cash equivalents the amount of US$ 29.2 million, which, net of the assigned cash and cash equivalents balance of US$ 16.7 million, results in a net cash flow of US$ 12.5 million, disclosed in the statement of cash flows in the item “Collection for equity interests in companies sales” under investment activities.

5.3      Interest in subsidiaries, associates and joint ventures

5.3.1 Subsidiaries information

Unless otherwise indicated, the country of the registered office is also the principal place where the subsidiary develops its activities.

			12.31.2023	12.31.2022
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Autotrol Renovables S.A.	Argentina	Generation	100.00%	100.00%
CISA	Argentina	Trader & investment	100.00%	100.00%
Ecuador Pipeline Holdings Limited	Gran Cayman	Investment	100.00%	-
EISA	Uruguay	Investment	100.00%	100.00%
Enecor S.A.	Argentina	Electricity transportation	70.00%	70.00%
Energía Operaciones ENOPSA S.A. (1)	Ecuador	Oil	-	100.00%
Fideicomiso CIESA	Argentina	Investment	100.00%	100.00%
GASA	Argentina	Generation & Investment	100.00%	100.00%
Greenwind (2)	Argentina	Generation	-	100.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
Pampa Ecuador Inc	Nevis	Investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
PECSA	Chile	Trader	100.00%	-
PESOSA	Argentina	Trader	100.00%	-
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PB18	Ecuador	Oil	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
TGU	Uruguay	Gas transportation	51.00%	51.00%
VAR	Argentina	Generation	100.00%	100.00%
Vientos Solutions Argentina S.A.U.	Argentina	Advisory services	100.00%	100.00%
Vientos Solutions S.L.U.	España	Investment	-	100.00%

(1)	Company merged into PB18.
(2)	See Note 5.2.6.

5.3.2 Information about investments in associates and joint ventures

The following table presents the main activity and financial information used for valuation and percentages of participation in associates and joint ventures; unless otherwise indicated, the share capital consists of common shares, each granting the right to one vote:

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the year	Equity	Direct and indirect participation %
Associates
OCP	Investment	12.31.2023	100	17	114	34.08%
TGS (1)	Gas transportation	12.31.2023	1	29	1,058	1.029%

Joint ventures
CIESA (1)	Investment	12.31.2023	1	15	540	50.00%
Citelec (2)	Investment	12.31.2023	1	4	164	50.00%
CTB	Generation	12.31.2023	11	(15)	500	50.00%

(1)	The Company holds a direct and indirect interest of 1.029% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. Therefore, additionally the Company has an indirect participation of 26.50% in TGS.

As of December 31, 2023, the quotation of TGS's ordinary shares and ADR published on the BCBA and the NYSE was $2,956.15 and US$ 15.09, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of $ 623,064 million.

(2)	The Company holds a 50% interest in Citelec, a company that holds a 52.65% interest in Transener’s capital stock; therefore, the Company has a 26.33% indirect interest in Transener. As of December 31, 2023, Transener’s common share price listed at the BCBA was $ 1,210.00, conferring Pampa’s indirect interest an approximate $ 141,643 million market value.

The details of the balances of investments in associates and joint ventures are as follows:

	12.31.2023	12.31.2022
Disclosed in non-current assets
Associates
OCP	23	15
TGS	14	67
Total associates	37	82
Joint ventures
CIESA	303	435
Citelec	82	117
CTB	250	268
Total joint ventures	635	820
Total associates and joint ventures	672	902

The following tables show the breakdown of the share of profit from associates and joint ventures:

	12.31.2023	12.31.2022	12.31.2021
Associates
Refinor (1)	-	(12)	(2)
OCP	5	(1)	1
TGS	3	7	7
Total associates	8	(6)	6

Joint ventures
CIESA	6	43	50
CTB	(18)	41	49
Citelec	2	3	(3)
Greenwind (2)	-	24	(2)
Total joint ventures	(10)	111	94
Total associates and joint ventures	(2)	105	100

(1)	See Note 5.2.2.
(2)	See Note 5.2.3.

The evolution of investments in associates and joint ventures is as follows:

	12.31.2023	12.31.2022	12.31.2021
At the beginning of the year	902	770	547
Dividends	-	(8)	-
Increases	1	1	17
Decrease due to sale of equity interests	(58)	(6)	-
Decrease due to acquisition of control	-	(20)	-
Increase due to acquisition of equity interests	3	-	17
Share of profit	(2)	116	98
(Impairment) Recovery of impairment losses	-	(11)	2
Exchange differences on translation	(174)	60	89
At the end of the year	672	902	770

5.3.3 Investment in CTB

On June 26, 2019, the acquisition by CTB, a company co-controlled by YPF and Pampa, of the goodwill of CTEB, located in the petrochemical complex of Ensenada-Province of Buenos Aires and consisting of two open-cycle gas turbines and an installed capacity of 567 MW, was completed.

CTB undertook to achieve the cycle-closing commissioning, increasing its installed capacity to 847 MW. On January 27, 2023, CTB commissioned the CC, and on February 22, 2023, commercial operations started under the supply contract with CAMMESA. On April 26, 2023, CTB was commissioned to operate with gas oil.

CTB entered into energy supply contracts with CAMMESA under SE Resolution No. 220/07; the open cycle contract terminated on April 27, 2022, and the closed cycle contract is effective for a term of 10 years as from the CC’s start of commercial operations. Energy not committed under contracts with CAMMESA is remunerated at the spot market. Finally, CTB entered into an availability and efficiency optimization agreement with CAMMESA for its open-cycle GT units, effective from March 1, 2023 to February 29, 2028, within the framework of SE Resolution No. 59/23 (see Note 2.1.4.4).

In 2019, Pampa and YPF agreed on a management and operation scheme for CTEB whereby the company would be managed by Pampa and YPF Energía Eléctrica S.A. on a rotational basis for 4-year periods. Pampa managed the company during the first period and YPF Energía Eléctrica S.A., on its part, oversaw and managed the works associated with the plant’s closing to CC. On December 29, 2023, Pampa and YPF entered into an addendum to the management agreement stipulating a shared management scheme between Pampa and YPF Energía Eléctrica S.A., effective as from January 2024, suspending the previous rotational scheme. The addendum contemplates the possibility of resuming the original rotational scheme at the request of the parties.

5.3.3.1 Global Program of CB

On July 23, 2020, CTB’s Extraordinary General Shareholders’ Meeting resolved to approve the creation of a global program of simple corporate bonds non-convertible into shares for up to US$ 200 million or its equivalent in other currencies or units of value, and the issuance of corporate bonds under such program up to its maximum amount, at any time, to be issued in one or more classes and/or series, which authorization was granted by the CNV on September 24, 2020.

5.3.3.2 Issuance of CB

On June 4, 2021, CTB issued: (i) Class 1 CB for a total amount of US$ 27.3 million, accruing interest at an annual fixed rate of 4% and maturing on June 4, 2023; and (ii) Class 2 CB for a total amount of 37,504,954 units of purchasing power (“UVA”), adjustable by the Reference Stabilization Coefficient (CER), equivalent to $2,928 million, accruing interest at a fixed 4% rate and maturing on June 4, 2024.

On August 18, 2021, CTB reopened (i) Class 1 CB for a total amount of US$ 15.6 million at an issue price of 101.7050%; and (ii) Class 2 CB for a total amount of 27.9 million UVA at an initial value of $84.76 per UVA at an issue price of 100.82%.

On November 26, 2021, CTB issued Class 4 CB for a total amount of US$ 96 million, accruing interest at an annual 0% fixed rate and maturing on November 26, 2024.

On May 16, 2022, CTB issued: (i) Class 6 CB for a total amount of US$ 25 million at a fixed annual 0% rate maturing on May 16, 2025; and (ii) Class 7 CB for a total amount of $ 1,754 million accruing interest at a variable Badlar rate plus an annual 2.98% spread and maturing on November 16, 2023, date in which were totally cancelled.

On August 22, 2022, CTB issued Class 8 CB for a total amount of $ 4,235 million, accruing interest at a variable Badlar rate plus a 1.00% annual spread and maturing on February 22, 2024.

Finally, on December 12, 2022, CTB reopened additional Class 6 CB for a total amount of US$ 58.6 million accruing interest at an annual 0% fixed rate and maturing on May 16, 2025. With the reopening of Class 6 CB, which were subscribed and paid in cash and in-kind through the delivery of Class 1 CB, Class 1 CB with a fair value of US$ 10.7 million were partially canceled.

It is worth highlighting that the resolutive condition of the guarantees granted by CTB’s co-controlling shareholders (Pampa and YPF) to holders of outstanding Classes 1, 2, 4, 6, 7 and 8 CB issued by CTB to secure the timely and proper payment of any owed amount, including principal and interest services, was fulfilled with the CC’s commissioning on February 22, 2023. Consequently, these guarantees were terminated and rendered ineffective and unenforceable.

On April 3, 2023, CTB issued Class 9 CB for a total amount of US$ 50 million at an annual 0% fixed Badlar rate maturing on April 3, 2026. These CB were subscribed and paid in cash and in kind through the delivery of the Class 1 CB; therefore, Class 1 CB for a face value of US$ 2.2 million were partially canceled. The remaining outstanding face value of Class I CB, amounting to US$ 30 million, was redeemed in full in May 2023.

As of the date of issuance of these Consolidated Financial Statements, CTB is in compliance with all the covenants established in its debt agreements.

Additionally, CTB took out import financing for US$ 0.8 million.

Post-closing, the Company took out short-term bank loans in pesos for $ 31,786 million at an average annual 106% interest rate and, in January 2024, it early redeemed all Class 2 CB.

5.3.3.3 Impairment of non-financial assets

As of December 31, 2023, CTB did not identify indications that could impact the assumptions considered in the recoverability assessment performed as of December 31, 2022. It should be noted that CTB has not recorded any impairment losses as a result of aforementioned assessment.

5.3.4 Investment in OCP

The Company, through PEB, has an equity stake in OCP, which in turn holds the whole capital stock and voting rights of OCP SA, the licensee company of an oil pipeline in Ecuador with a transportation capacity of 450,000 barrels/day.

On August 12, 2021, the Company, through its subsidiary PEB, entered into an agreement with Occidental International Exploration and Production Company for the acquisition of all the shares of Occidental del Ecuador Inc. (currently Pampa Ecuador Inc.), a company which in turn holds shares representing 14.15% of OCP's capital stock, for US$ 5 million.

On its part, on November 30, 2023, the Company, through its subsidiary PEB, entered into an agreement with Burlington Resources Oriente Limited and Perenco S.A for the purchase of Ecuador Pipeline Holdings Limited, a company which in turn holds shares representing 4% of OCP’s capital stock, in consideration of a price equivalent to US$ 1 (one dollar).

The closing of these transactions, taking into consideration the timing of the agreements and the concession’s extension term, involved the recognition of profits for US$ 17.2 million and US$ 3.7 million under IAS 28. The following table details the consideration and the fair values of the assets acquired and the profits recorded on the detailed acquisition dates:

	8.12.21	11.30.23
	In millions of US$
Acquisition cost	(5.0)	-
Total consideration	(5.0)	-
Share value of the interest in the fair value of OCP’s identifiable assets and liabilities (1)	12.7	2.4
OCP dividends to be received	9.5	-
Cash and cash equivalents	-	1.3
Assets fair value	22.2	3.7
Profit (2)	17.2	3.7

(1)	Calculated based on the present value of expected dividend flows.
(2)	Disclosed under “Share of profit from associates and joint ventures”.

On August 12, 2021, PEB recorded an impairment reversal of US$ 1.6 million, on the interest in OCP, prior the aforementioned acquisition, in relation to the estimation of the present value of the future cash flows that were expected to be obtained through the collection of dividends considering the concession term and a discount rate of 15.09%.

Additionally, on May 4, 2023, the Company, through its subsidiary PEB, entered into a purchase agreement with Repsol OCP de Ecuador S.A. to acquire 2,979,606,613 additional shares, representing 29.66% of OCP, for a price of US$ 15 million, adjusted by subtracting the dividends collected by Repsol OCP de Ecuador S.A. between January 1, 2023 and the transaction closing date. As of December 31, 2023, the closing of the transaction was subject to the customary conditions precedent for this kind of transactions, including the applicable governmental approvals.

Post-closing, on January 16, 2024, the transaction was closed. It is worth highlighting that with this transaction the Company, through PEB, reaches a 63.74% equity interest in OCP's capital stock and obtains joint control, in accordance to the commitment to amend the shareholders' agreement dated on January 9, 2024 with PetroOriental OCP Holdings Ltd.

5.3.4.1 Concession termination

Given the Government's interest in ensuring continuity in the provision of the public hydrocarbon transportation utility through the heavy crude oil pipeline, on January 19, 2024 the Ministry of Energy and Mines of Ecuador and OCP SA agreed to extend its term until July 31, 2024 to: (i) allow the Government the time necessary to verify compliance with the authorization contract, including the pipeline's original diameter in all its sections, the enabling licenses issued by the Energy and Non-Renewable Natural Resources Regulation and Control Agency, and (ii) allow OCP SA to substantiate compliance with the authorization contract. The parties will also review the objectives set for the transition process, agree on the content of the termination agreement, and take the necessary measures for the transfer of the company.

5.3.4.2 Dividend distribution and share buyback

Post-closing, on January 5, on January 18, 2024, OCP declared dividends for US$13.3 million. Additionally, on January 22, 2024, OCP repurchased a total of 5,740,902,124 own ordinary shares for a US$ 0.01 price each.

As a consequence of the aforementioned, on January 22, 2024, the Company, through PEB, received US$ 8.5 million for dividend distribution and US$ 36.6 million for stock buyback, in relation to its 63.74% interest in OCP.

5.3.4.3 Contingent liabilities in OCP SA

During 2023, upon the occurrence of a force majeure event related to the erosive process in the Quijos River bed, in the San Rafael sector, on the border of the provinces of Sucumbíos and Napo, Ecuador, several organizations and individuals filed a constitutional protection action against OCP SA, as well as against the Ministry of Energy, the Ministry of Environment and Water, Petroecuador and the Ministry of Health, alleging violation of several constitutional rights. The safeguard action was dismissed in the second instance by Orellana’s Provincial Court of Justice; however, the plaintiffs filed a constitutional protection action, which was upheld by the Constitutional Court.

In 2023, due to the Force Majeure event resulting from the pipeline rupture in 2020 mentioned in the previous paragraph, the decentralized autonomous government of Orellana filed a constitutional protection action against OCP SA and Petroecuador alleging violation of several constitutional rights. The protection action has not been resolved as of the date of issuance of these Financial Statements.

Moreover, in 2023, due to the Force Majeure event resulting from the pipeline rupture in 2020, residents of the Puerto Madero area filed a constitutional protection action against OCP SA, the Presidency of the Republic of Ecuador and EP Petroecuador alleging violation of several constitutional rights. The protection action has not been resolved as of the date of issuance of these Financial Statements. OCP SA’s management, jointly with its legal advisors, has determined that the probability of an adverse ruling is remote.

5.3.5 Investment in CITELEC

5.3.5.1 Impairment in the value of non-financial assets in Transener

The projections used by Transener in the calculation of the recoverable amount of long-lived non-financial assets considered 3 weighted alternatives associated with: (i) the status of negotiations with the ENRE; (ii) the Right-of-Use and Associated Maintenance contract; (iii) Transener’s management expectations on the transitional tariff increase to be granted until the conclusion of the new RTI; (iv) Transener’s expectations on the timeliness and outcome of the new RTI process; and (v) the impact of a cost monitoring scheme allowing for bi-annual updates to current tariffs.

As of December 31, 2023 and 2022, the book value of Transener’s long-lived non-financial assets does not exceed their recoverable amount.

5.3.5.2 Distribution of earnings

Regarding the loan agreement executed in July 2021 between Transener and BNA in the amount of $ 1,000 million, for the tree-year term, Transener’s Board of Directors has committed, while the loan remains outstanding, to refrain from making any proposal to the Shareholders’ Meeting regarding the release of reserves for their distribution as dividends to shareholders or, in case there are negative results affecting reserves, from proposing the distribution of earnings until reserves have been replenished.

5.3.6 Investment in CIESA

Impairment of non-financial assets in TGS

Argentina’s main macroeconomic and business variables have deteriorated since August 2019. This situation worsened in 2020 due to the negative consequences of the COVID pandemic on the Argentine economic situation, which forced the Argentine Government to take a series of measures, even affecting the regulatory framework of the natural gas transportation segment. As a result, TGS has re-estimated the cash flows used in determining the recoverable value (value in use) of the CGU in the Natural Gas Transportation segment.

The projections used in the calculation of the recoverable amount considered 3 weighted alternatives associated with: (i) the status of negotiations with the Argentine Government; (ii) the contractual rights resulting from the license; (iii) expectations on the transitional tariff increase to be granted until the conclusion of the new RTI; (iv) expectations on the result of the new RTI process; and (v) the impact of a cost monitoring scheme allowing for bi-annual updates to current tariffs.

As of December 31, 2023 and 2022, TGS has determined that it is not necessary to record an additional impairment charge, nor to reverse the recorded one.

5.4 Operations in oil and gas consortiums

5.4.1 General considerations

The Company is jointly and severally liable with the other participants for meeting the contractual obligations under these arrangements.

The production areas in Argentina are operated pursuant to concession production agreements with free hydrocarbons availability.

For the computable crude oil and natural gas in Argentina production, according to Law No.17,319, are paid royalties equivalent to 12% of the wellhead price of crude oil and natural gas. The wellhead price is calculated by deducting freight and other sales related expenses from the sale prices obtained from transactions with third parties. This rate may increase from 3% to 4% depending on the producing jurisdiction and market value of the product.

5.4.2 Oil and gas participation details

As of December 31, 2023, the Company and its associates are part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

		Participation		Duration Up To
Name	Location	Direct	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	PAMPA	2053
El Mangrullo	Neuquén	100.00%	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	Tecpetrol	2027
El Tordillo	Chubut	35.67%	Tecpetrol	2027
Aguaragüe (1)	Salta	15.00%	Tecpetrol	2037
Gobernador Ayala	Mendoza	22.51%	Pluspetrol	2036
Río Limay este (Ex Senillosa) (2)	Neuquén	85.00%	PAMPA	2040
Rincón de Aranda (3)	Neuquén	100.00%	PAMPA	2058
Veta Escondida	Neuquén	55.00%	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	YPF	2052
Los Blancos (ex Chirete)	Salta	50.00%	High Luck Group Limited	2045

Argentine exploration
Parva Negra Este (4)	Neuquén	85.00%	PAMPA	2025
Río Atuel (5)	Mendoza	33.33%	Petrolera El Trebol	2023
Borde del Limay (6)	Neuquén	85.00%	PAMPA	2015
Los Vértices (6)	Neuquén	85.00%	PAMPA	2015
Las Tacanas Norte (7)	Neuquén	90.00%	PAMPA	2027

(1)	On February 3, 2023, an agreement for a 10-year extension of the concession was signed with the enforcement authority. The agreement includes investment commitments for the execution of 1 well, 2 workovers and 2D seismic reprocessing, and was ratified by Provincial Executive Order No. 543/23 published on August 14, 2023 in Salta’s BO.
(2)	On January 2, 2023, the environmental remediation plan was approved by the Province of Neuquén’s Undersecretariat of Environment, a necessary preliminary step to relinquish the block.
(3)	On June 23, 2023 the additional 45% interest in the block was acquired (see details below).
(4)	On December 5, 2023, the addendum to the block’s Joint Venture agreement was approved (see details below).
(5)	On July 10, 2023, the Company and Petrolera El Trébol informed the Ministry of Economy and Energy of the Province of Mendoza of their decision to fully relinquish the block classified as a lot under evaluation pursuant to section 81 (b) of Act No. 17,319. Consequently, the Company has written off exploration wells for US$ 6.6 million.
(6)	Under process of relinquishment to the province.
(7)	On November 30, 2023, the addendum to the exploration, development and production agreement for the block was approved (see details below).

The assets and liabilities as of December 31, 2023 and 2022 and the production cost of Joint Ventures and Consortiums in which the Company has interests for the years ended on those dates are detailed below:

	12.31.2023	12.31.2022

Non-current assets	112	227
Current assets	7	16
Total assets	119	243

Non-current Liabilities	17	25
Current Liabilities	29	53
Total liabilities	46	78

Production cost	94	85

It is worth highlighting that the information presented does not include charges recorded by the Company as a member of the Joint Ventures and Consortiums.

Assignment of mixed companies in Venezuela

On May 6, 2022, the Company transferred to Integra Petróleo y Gas S.A. (the “Assignee”) all the rights and obligations of the Company for its direct and indirect interest in the capital of the following mixed companies in the Bolivarian Republic of Venezuela: Petroritupano S.A., Petroven-Bras S.A., Petrowayú S.A. and Petrokariña S.A. (the “Mixed Companies”) that exploit four hydrocarbon production areas in that country: Oritupano Leona, La Concepción, Acema and Mata (the “Areas”). As consideration for the assignment, the Assignee will pay to the Company 50% of any payment it obtains, whether monetary or in kind (including, without limitation, an indemnity, compensation, reparation or similar) related to the direct or indirect interest in the Mixed Companies and the Areas. This transaction is subject to the change of control approval by the Minister of Popular Power of Petroleum of the Bolivarian Republic of Venezuela.

As of the date of issuance of these Consolidated Financial Statements, the Company considers contingent the collection right associated with the assignment, in terms of IAS 37, taking into consideration that it is subject to the change of control approval and subsequent collection of payments by the Assignee.

Anticlinal Campamento termination agreement

On January 19, 2023, the Company accepted Oilstone Energía S.A.’s offer to terminate its rights and obligations under the investment agreement, the Joint Operation and the operating agreement of the block, effective from January 1, 2023.

Estación Fernández Oro termination agreement

On March 14, 2023, the Company accepted YPF S.A.’s proposal to terminate, effective as from January 1, 2023, all the Company’s rights and obligations in the investment agreement, the Joint Operation and the operating agreement for the Estación Fernández Oro block’s exploitation concession.

Acquisition of additional interest and grant of CENCH at Rincón de Aranda

On June 23, 2023, the Company executed an agreement with Total Austral S.A. (Argentine branch) to acquire the additional 45% interest in the Rincón de Aranda area. As part of the agreement, on the transaction’s closing date, the Company assigned 100% of its equity interest in Greenwind, which only asset is the Mario Cebreiro Wind Farm (see Note 5.2.6).

On July 26, 2023, the Company entered into a Memorandum of Understanding with the Province of Neuquén agreeing on the CENCH granting terms. Later, pursuant to Executive Order No. 1,435/23, the Province of Neuquén approved the above-mentioned Memorandum of Understanding and the assignment of Total Austral S.A. (Argentine branch)’s interest to the Company, and granted the CENCH in favor of the Company. The assignment of rights over the block and the CENCH are effective as from August 16, 2023, the transaction’s closing date.

The Company had a 55% interest in the block; therefore, after the closing of the transaction, it reached a 100% interest in Rincón de Aranda.

As part of the CENCH's granting, the Company committed to carry out a pilot program involving the completion of 1 previously drilled well, as well as the drilling and completion of 2 pads consisting of 8 wells, and the construction and adaptation of surface facilities, with an estimated US$ 161 million investment.

Exploration, Development and Production Agreement, Las Tacanas North Block

On November 30, 2023, Executive Order No. 2,426/23 was published, approving the Exploration, Development and Production Agreement for the Las Tacanas Norte block entered into between the Company and Gas y Petróleo del Neuquén S.A. on November 24, 2023, under the Neuquén Exploratory Plan, whereby the Company receives a 90% interest in the Las Tacanas Norte block for a 4-year exploratory period, to be operated by the Company and with the commitment to carry out certain exploration tasks of hydrocarbon potential, including the execution of one vertical exploratory well, scheduled for the first four-month period of the third year of the exploratory period.

Continuity plan in the Parva Negra Este block

On December 5, 2023, Executive Order No. 2,498/23 was published, approving Addendum II to the Joint Venture Agreement for the Parva Negra Este block, whereby ExxonMobil Exploration Argentina S.R.L assigns to the Company its 42.50% interest in the Joint Venture.

It also approves the relinquishment of 50% of the block, a surface of 143 km2 therefore corresponding to the Concession. In turn, it approves the Lot Under Evaluation for the 3-year period from April 3, 2022 to April 2, 2025, including the commitment to execute 1 horizontal well targeting the Vaca Muerta formation, with an associated investment of US$ 16 million, to be executed before September 30, 2024.

5.5 Exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2023, 2022 and 2021:

	12.31.2023	12.31.2022	12.31.2021

At the beginning of the year	37	42	50
Increases	2	2	8
Transferred to development	-	(7)	(16)
Derecognition of unproductive wells	(7)	-	-
At the end of the year	32	37	42

Number of wells at the end of the year	4	7	10